Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Product sales	$ 68,428	$ 95,165
Cost of goods sold	(40,184)	(64,501)
Gross profit	28,244	30,664
Royalty and license fees		303
Other		65,473
Total revenues	28,244	96,440
OPERATING EXPENSES
Total applications development expenses	324,575	387,753
Total sales and marketing expenses	152,091	65,316
Total general and administrative expenses	1,302,429	1,033,857
Depreciation and Amortization	40,163	58,855
Total loss from operations	(1,791,014)	(1,449,341)
OTHER INCOME (EXPENSE)
Interest income	522	9
Interest expense	(271,992)	(262,750)
Change in fair market value of Series A warrants	(535,367)
Net other income (expense)	(10,010)	63,168
Total other income (expense)	(816,847)	(199,573)
NET LOSS BEFORE TAX	(2,607,861)	(1,648,914)
INCOME TAXES (see note 12)
NET LOSS AFTER TAX	(2,607,861)	(1,648,914)
INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTEREST	1,054	1,328
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS	(2,606,807)	(1,647,586)
Loss per share: basic and diluted	$ (0.07)	$ (0.11)
Weighted average shares outstanding	37,754,324	15,269,316
Applications Development
OPERATING EXPENSES
Wages	173,888	216,309
Payroll taxes and benefits	26,455	43,371
Materials, equipment, services	117,008	109,283
Office and overhead	7,224	14,236
Travel and entertainment		4,554
Sales and Marketing
OPERATING EXPENSES
Wages	66,000	35,643
Payroll taxes and benefits	6,925	14,815
Office and overhead	14,357	844
Outside services	32,400	11,459
Travel and entertainment	32,409	2,555
General and Administrative
OPERATING EXPENSES
Wages	339,378	350,642
Payroll taxes and benefits	163,292	51,343
Office and overhead	160,099	185,434
Outside services	633,244	424,920
Travel and entertainment	$ 6,416	$ 21,518